Employee Benefit Plan, Description of Plan, Notes Receivable from Participants (Details) - EBP002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	45.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Reduction, Period for Highest Outstanding Loan Balance	12 months
EBP, Note Receivable from Participant, Repayment, Maximum Percentage of Participants Net Pay	25.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Term	4 years
EBP, Asset Held for Investment, Participant Loan, Interest Rate	10.50%
Maximum | Investment, Identifier [Axis]: Participant Loans Principal Residence
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Term	15 years